Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 717,932	$ 3,891,939	$ 4,609,871
MEXICO
Total	717,932	3,891,939	4,609,871
MEXICO | Ecology and Sustainable Development Commission
Total		912	912
MEXICO | Goverment of the State of Sonora
Total	388,467	7,971	396,438
MEXICO | Hermosillo Water Commision
Total		3,479	3,479
MEXICO | National Commision of Nuclear Security and Safety
Total		535	535
MEXICO | Secretary of Economy
Total		718,962	718,962
MEXICO | Secretary of Environment and Natural Resources
Total		4,430	4,430
MEXICO | Secretary of National Defense
Total		6,120	6,120
MEXICO | Secretary of Tax Administration
Total	$ 329,465	306,801	636,266
MEXICO | Social Security Mexican Institute
Total		2,834,969	2,834,969
MEXICO | Sonora University
Total		1,714	1,714
MEXICO | State of Sonora Workers Training Institute
Total		$ 6,046	$ 6,046